JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.4%
Aerospace & Defense — 3.0%
Boeing Co. (The)
2.25%, 6/15/2026	8,000	7,656
2.80%, 3/1/2027	47,000	44,714
3.60%, 5/1/2034	230,000	196,018
3.25%, 2/1/2035	2,000	1,623
3.38%, 6/15/2046	50,000	33,809
5.81%, 5/1/2050	29,000	27,747
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	49,044
General Dynamics Corp.
4.25%, 4/1/2040	53,000	48,193
2.85%, 6/1/2041	2,000	1,493
3.60%, 11/15/2042	50,000	41,566
4.25%, 4/1/2050	12,000	10,417
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	102,000	97,463
L3Harris Technologies, Inc. 4.40%, 6/15/2028	150,000	148,675
Lockheed Martin Corp.
4.50%, 5/15/2036	27,000	26,089
5.72%, 6/1/2040 (a)	85,000	90,244
4.15%, 6/15/2053	48,000	40,361
5.90%, 11/15/2063	32,000	35,148
Northrop Grumman Corp.
3.25%, 1/15/2028	90,000	86,583
3.85%, 4/15/2045	44,000	36,013
4.03%, 10/15/2047	41,000	33,985
RTX Corp.
3.13%, 5/4/2027	146,000	141,057
4.13%, 11/16/2028	34,000	33,423
4.45%, 11/16/2038	40,000	36,942
Textron, Inc. 3.38%, 3/1/2028	35,000	33,533
		1,301,796
Air Freight & Logistics — 0.3%
GXO Logistics, Inc. 2.65%, 7/15/2031	28,000	24,309
United Parcel Service, Inc.
4.25%, 3/15/2049	98,000	84,091
5.30%, 4/1/2050	18,000	18,153
		126,553
Automobile Components — 0.1%
Aptiv plc 4.40%, 10/1/2046	32,000	25,266
BorgWarner, Inc. 4.38%, 3/15/2045	9,000	7,613
Lear Corp. 3.50%, 5/30/2030	28,000	25,817
		58,696
Automobiles — 1.2%
Ford Motor Co.
4.35%, 12/8/2026	183,000	180,579
6.63%, 10/1/2028	1,000	1,049
7.45%, 7/16/2031	18,000	19,752

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
6.10%, 8/19/2032	28,000	28,611
4.75%, 1/15/2043	49,000	40,871
General Motors Co.
6.13%, 10/1/2025	107,000	107,889
5.00%, 4/1/2035	15,000	14,496
5.40%, 4/1/2048	10,000	9,319
5.95%, 4/1/2049	64,000	64,068
Honda Motor Co. Ltd. (Japan) 2.97%, 3/10/2032	30,000	26,742
Toyota Motor Corp. (Japan)
1.34%, 3/25/2026	22,000	21,120
5.12%, 7/13/2033	2,000	2,079
		516,575
Banks — 16.0%
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (b)	200,000	196,343
Bank of America Corp.
3.50%, 4/19/2026	37,000	36,473
4.25%, 10/22/2026	16,000	15,868
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	44,000	44,141
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	82,000	78,819
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (b)	47,000	46,210
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	2,000	2,039
Series L, 4.18%, 11/25/2027	161,000	158,356
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	266,000	253,886
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	22,000	21,153
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (b)	75,000	69,933
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	237,000	211,488
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	237,000	207,898
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	13,000	11,042
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	45,000	37,404
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	33,000	27,495
Bank of Montreal (Canada)
(SOFR + 0.60%), 0.95%, 1/22/2027 (b)	62,000	59,377
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (b) (c)	18,000	15,347
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	45,000	45,239
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	16,000	14,998
Barclays plc (United Kingdom)
4.38%, 1/12/2026	200,000	199,025
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	200,000	202,272
Canadian Imperial Bank of Commerce (Canada) 6.09%, 10/3/2033	48,000	51,468
Citibank NA 5.86%, 9/29/2025	250,000	252,260
Citigroup, Inc.
3.20%, 10/21/2026	80,000	77,851
4.45%, 9/29/2027	5,000	4,949
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	50,000	49,839
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	179,000	163,961
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	137,000	122,785

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	179,000	174,564
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	7,000	5,970
4.75%, 5/18/2046	30,000	27,294
Citizens Financial Group, Inc.
2.64%, 9/30/2032	80,000	65,860
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (b)	13,000	12,812
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	147,000	150,142
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	116,000	120,551
8.25%, 3/1/2038	35,000	42,886
Goldman Sachs Capital I 6.35%, 2/15/2034	51,000	54,055
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	181,076
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	271,000	273,810
6.80%, 6/1/2038	149,000	162,022
6.10%, 1/14/2042	15,000	16,619
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (b)	48,000	39,320
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	6,000	5,792
Lloyds Banking Group plc (United Kingdom) 4.55%, 8/16/2028	200,000	198,409
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	50,000	49,229
3.74%, 3/7/2029	128,000	123,987
4.15%, 3/7/2039	104,000	95,969
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	200,000	196,125
PNC Financial Services Group, Inc. (The)
3.15%, 5/19/2027	57,000	55,184
3.45%, 4/23/2029	228,000	217,636
Regions Financial Corp. 7.38%, 12/10/2037	25,000	28,831
Royal Bank of Canada (Canada)
5.00%, 2/1/2033	128,000	128,856
5.00%, 5/2/2033	105,000	105,702
5.15%, 2/1/2034	17,000	17,181
Santander Holdings USA, Inc. 4.40%, 7/13/2027	93,000	91,763
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 3/9/2026	75,000	74,199
3.35%, 10/18/2027	39,000	37,701
3.54%, 1/17/2028	26,000	25,183
3.94%, 7/19/2028	5,000	4,881
4.31%, 10/16/2028	12,000	11,866
5.84%, 7/9/2044 (c)	5,000	5,265
Toronto-Dominion Bank (The) (Canada)
2.00%, 9/10/2031	61,000	51,672
3.20%, 3/10/2032	24,000	21,508
4.46%, 6/8/2032	24,000	23,309
Truist Financial Corp.
1.13%, 8/3/2027	30,000	27,378
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	50,000	52,191

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
US Bancorp
Series V, 2.38%, 7/22/2026	1,000	967
(SOFR + 1.88%), 6.79%, 10/26/2027 (b)	24,000	24,873
(SOFR + 1.66%), 4.55%, 7/22/2028 (b)	5,000	4,975
(SOFR + 2.02%), 5.78%, 6/12/2029 (b)	28,000	28,887
(SOFR + 1.02%), 2.68%, 1/27/2033 (b)	82,000	70,736
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	55,000	53,879
(SOFR + 1.60%), 4.84%, 2/1/2034 (b)	21,000	20,582
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	39,000	40,779
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	16,000	16,606
Wells Fargo & Co.
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,000	1,000
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	28,000	28,718
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	18,000	16,477
(SOFR + 1.50%), 3.35%, 3/2/2033 (b)	62,000	55,589
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	32,000	32,486
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	82,000	84,234
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	217,000	237,012
(SOFR + 1.78%), 5.50%, 1/23/2035 (b)	37,000	37,883
5.38%, 2/7/2035	87,000	89,241
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	39,000	29,781
5.38%, 11/2/2043	162,000	158,337
5.61%, 1/15/2044	104,000	103,833
(SOFR + 2.13%), 4.61%, 4/25/2053 (b)	35,000	31,381
Westpac Banking Corp. (Australia)
5.51%, 11/17/2025	50,000	50,464
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	27,000	25,728
4.42%, 7/24/2039 (c)	115,000	105,907
2.96%, 11/16/2040 (c)	2,000	1,485
		7,006,557
Beverages — 1.8%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	45,000	44,123
4.90%, 2/1/2046	133,000	127,200
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	55,000	53,875
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.60%, 4/15/2048	105,000	98,914
4.75%, 4/15/2058	53,000	49,496
5.80%, 1/23/2059	34,000	36,783
Coca-Cola Co. (The) 2.25%, 1/5/2032	18,000	15,621
Constellation Brands, Inc.
3.15%, 8/1/2029	66,000	61,607
2.25%, 8/1/2031	2,000	1,698
Keurig Dr. Pepper, Inc.
3.80%, 5/1/2050	20,000	15,553
3.35%, 3/15/2051	90,000	64,309
Molson Coors Beverage Co. 4.20%, 7/15/2046	28,000	23,659

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
PepsiCo, Inc.
4.55%, 2/13/2026	2,000	2,004
2.85%, 2/24/2026	2,000	1,964
2.75%, 3/19/2030	18,000	16,526
4.45%, 2/15/2033	45,000	45,586
2.63%, 10/21/2041	25,000	18,052
4.25%, 10/22/2044	127,000	112,751
		789,721
Biotechnology — 2.2%
AbbVie, Inc.
2.95%, 11/21/2026	244,000	237,025
4.30%, 5/14/2036	86,000	80,989
Amgen, Inc.
2.45%, 2/21/2030	75,000	67,176
2.00%, 1/15/2032	68,000	56,310
4.20%, 3/1/2033	24,000	22,708
5.25%, 3/2/2033	15,000	15,246
3.15%, 2/21/2040	6,000	4,641
2.80%, 8/15/2041	124,000	90,339
5.65%, 6/15/2042	41,000	41,882
5.60%, 3/2/2043	10,000	10,161
2.77%, 9/1/2053	8,000	4,978
4.40%, 2/22/2062	64,000	52,591
Biogen, Inc. 3.15%, 5/1/2050	125,000	83,748
Gilead Sciences, Inc.
3.65%, 3/1/2026	163,000	161,093
1.20%, 10/1/2027	11,000	10,061
4.15%, 3/1/2047	35,000	29,664
		968,612
Broadline Retail — 0.9%
Amazon.com, Inc.
1.00%, 5/12/2026	62,000	59,162
3.30%, 4/13/2027	21,000	20,535
1.50%, 6/3/2030	3,000	2,566
4.80%, 12/5/2034	95,000	96,522
3.88%, 8/22/2037	140,000	127,180
4.10%, 4/13/2062	51,000	42,404
eBay, Inc. 4.00%, 7/15/2042	59,000	48,755
		397,124
Building Products — 0.3%
Carrier Global Corp.
2.49%, 2/15/2027	32,000	30,638
2.70%, 2/15/2031	34,000	30,108
3.58%, 4/5/2050	6,000	4,580
Masco Corp. 2.00%, 10/1/2030	51,000	43,555
		108,881

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — 7.5%
Ares Capital Corp. 3.20%, 11/15/2031	22,000	19,138
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	106,000	102,824
3.00%, 10/30/2028	4,000	3,775
(SOFR + 1.76%), 4.60%, 7/26/2030 (b)	1,000	998
1.65%, 1/28/2031	1,000	842
(SOFR + 1.42%), 5.19%, 3/14/2035 (b)	33,000	33,611
Blackrock, Inc.
1.90%, 1/28/2031	169,000	144,876
4.75%, 5/25/2033	27,000	27,068
Blue Owl Capital Corp. II 8.45%, 11/15/2026	12,000	12,569
Blue Owl Capital Corp. III 3.13%, 4/13/2027	61,000	57,571
Blue Owl Credit Income Corp. 6.65%, 3/15/2031	29,000	29,809
Brookfield Finance I UK plc (Canada) 2.34%, 1/30/2032	34,000	28,727
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	35,000	35,129
Charles Schwab Corp. (The)
3.30%, 4/1/2027	49,000	47,638
1.95%, 12/1/2031	3,000	2,492
(SOFR + 2.50%), 5.85%, 5/19/2034 (b)	5,000	5,259
CI Financial Corp. (Canada)
3.20%, 12/17/2030	57,000	49,920
4.10%, 6/15/2051	2,000	1,478
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	15,000	17,031
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (b)	151,000	146,816
Eaton Vance Corp. 3.50%, 4/6/2027	22,000	21,504
Franklin Resources, Inc. 2.95%, 8/12/2051	3,000	1,972
FS KKR Capital Corp.
2.63%, 1/15/2027	5,000	4,723
3.25%, 7/15/2027	22,000	20,857
Goldman Sachs Group, Inc. (The)
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	125,000	121,730
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	100,000	98,238
3.80%, 3/15/2030	363,000	345,772
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	18,000	15,359
6.13%, 2/15/2033	9,000	9,855
(SOFR + 1.95%), 6.56%, 10/24/2034 (b)	38,000	41,875
(SOFR + 1.55%), 5.85%, 4/25/2035 (b)	79,000	82,938
6.75%, 10/1/2037	37,000	41,035
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	25,000	22,085
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	2,000	1,541
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	1,000	788
5.15%, 5/22/2045	14,000	13,535
Golub Capital BDC, Inc. 2.05%, 2/15/2027	7,000	6,516
Intercontinental Exchange, Inc.
4.25%, 9/21/2048	75,000	64,224
5.20%, 6/15/2062	63,000	61,270
Moody's Corp. 3.75%, 2/25/2052	11,000	8,611

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
3.63%, 1/20/2027	105,000	103,246
3.95%, 4/23/2027	118,000	115,977
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	88,000	84,106
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	10,000	9,882
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	254,000	246,814
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	61,000	57,451
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	5,000	4,165
7.25%, 4/1/2032	82,000	94,409
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	45,000	38,055
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	1,000	856
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	15,000	13,137
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	52,000	43,021
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	10,000	10,249
3.97%, 7/22/2038 (d)	153,000	135,988
Nasdaq, Inc. 6.10%, 6/28/2063	2,000	2,130
New Mountain Finance Corp. 6.88%, 2/1/2029	5,000	5,050
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	200,000	189,669
Northern Trust Corp.
3.15%, 5/3/2029	24,000	22,776
6.13%, 11/2/2032	57,000	61,790
Prospect Capital Corp.
3.71%, 1/22/2026	29,000	28,286
3.36%, 11/15/2026	62,000	58,815
3.44%, 10/15/2028	23,000	20,156
S&P Global, Inc.
3.70%, 3/1/2052	68,000	53,610
2.30%, 8/15/2060	2,000	1,072
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (b)	31,000	32,064
(SOFR + 1.00%), 2.62%, 2/7/2033 (b)	41,000	35,422
(SOFR + 1.49%), 3.03%, 11/1/2034 (b)	70,000	63,571
		3,283,766
Chemicals — 1.3%
Albemarle Corp.
4.65%, 6/1/2027	89,000	88,623
5.05%, 6/1/2032	35,000	34,192
Celanese US Holdings LLC 6.33%, 7/15/2029 (a)	33,000	34,107
Dow Chemical Co. (The) 6.90%, 5/15/2053	27,000	31,221
Eastman Chemical Co. 4.65%, 10/15/2044	37,000	32,770
Ecolab, Inc.
2.13%, 2/1/2032	3,000	2,540
2.75%, 8/18/2055	36,000	22,556
FMC Corp. 4.50%, 10/1/2049	18,000	14,572
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	88,904
Linde, Inc.
1.10%, 8/10/2030	5,000	4,192

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
2.00%, 8/10/2050	2,000	1,122
Nutrien Ltd. (Canada) 5.88%, 12/1/2036	20,000	21,045
RPM International, Inc. 3.75%, 3/15/2027	24,000	23,501
Sherwin-Williams Co. (The) 2.95%, 8/15/2029	167,000	154,935
		554,280
Commercial Services & Supplies — 0.2%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,775
Republic Services, Inc. 6.20%, 3/1/2040	53,000	58,415
Veralto Corp. 5.50%, 9/18/2026	2,000	2,026
Waste Management, Inc.
1.15%, 3/15/2028	6,000	5,403
4.15%, 4/15/2032	2,000	1,931
		72,550
Communications Equipment — 0.5%
Cisco Systems, Inc.
2.95%, 2/28/2026	25,000	24,568
2.50%, 9/20/2026	98,000	95,082
5.90%, 2/15/2039	91,000	99,203
5.35%, 2/26/2064	3,000	3,063
Nokia OYJ (Finland) 6.63%, 5/15/2039	17,000	17,568
		239,484
Construction & Engineering — 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030	50,000	45,369
2.35%, 1/15/2032	53,000	44,862
		90,231
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	2,000	1,700
Consumer Finance — 2.5%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	150,000	144,857
Ally Financial, Inc. 4.75%, 6/9/2027	90,000	89,852
American Express Co.
4.90%, 2/13/2026	8,000	8,026
1.65%, 11/4/2026	5,000	4,731
2.55%, 3/4/2027	4,000	3,831
5.85%, 11/5/2027	13,000	13,464
American Express Credit Corp. 3.30%, 5/3/2027	6,000	5,846
American Honda Finance Corp. 5.80%, 10/3/2025	50,000	50,488
Capital One Financial Corp.
3.75%, 7/28/2026	164,000	160,854
(SOFR + 2.60%), 5.25%, 7/26/2030 (b)	40,000	40,263
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	34,000	31,253
Discover Financial Services (SOFRINDX + 3.37%), 7.96%, 11/2/2034 (b)	62,000	72,297
General Motors Financial Co., Inc. 3.60%, 6/21/2030	106,000	98,315
John Deere Capital Corp.
3.40%, 9/11/2025	37,000	36,670

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
0.70%, 1/15/2026	21,000	20,140
4.90%, 3/7/2031	60,000	60,909
2.00%, 6/17/2031	6,000	5,132
Synchrony Financial
3.95%, 12/1/2027	55,000	53,139
2.88%, 10/28/2031	7,000	5,926
Toyota Motor Credit Corp.
3.65%, 8/18/2025	87,000	86,392
1.65%, 1/10/2031	114,000	95,646
		1,088,031
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp. 1.75%, 4/20/2032	87,000	72,133
Dollar General Corp. 5.50%, 11/1/2052	28,000	26,326
Kroger Co. (The) 5.40%, 1/15/2049	37,000	36,740
Sysco Corp.
2.45%, 12/14/2031	17,000	14,551
6.60%, 4/1/2050	38,000	43,286
Target Corp.
3.38%, 4/15/2029	196,000	187,807
4.00%, 7/1/2042	2,000	1,746
Walmart, Inc.
4.00%, 4/15/2026	20,000	19,926
7.55%, 2/15/2030	12,000	13,876
5.25%, 9/1/2035	82,000	86,973
		503,364
Containers & Packaging — 0.4%
International Paper Co. 6.00%, 11/15/2041	99,000	105,952
Sonoco Products Co. 5.75%, 11/1/2040	14,000	14,309
WRKCo, Inc.
4.90%, 3/15/2029	10,000	10,018
3.00%, 6/15/2033	54,000	46,433
		176,712
Diversified Consumer Services — 0.2%
California Institute of Technology 3.65%, 9/1/2119	8,000	5,456
Duke University
Series 2020, 2.68%, 10/1/2044	40,000	29,657
Series 2020, 2.83%, 10/1/2055	8,000	5,396
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	11,000	9,520
Northwestern University Series 2020, 2.64%, 12/1/2050	13,000	8,422
President and Fellows of Harvard College 3.30%, 7/15/2056	43,000	31,939
Trustees of the University of Pennsylvania (The) Series 2020, 2.40%, 10/1/2050	6,000	3,804
Washington University (The) 4.35%, 4/15/2122	15,000	12,401
		106,595
Diversified REITs — 0.8%
American Assets Trust LP 3.38%, 2/1/2031	24,000	21,230

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
Simon Property Group LP
2.45%, 9/13/2029	39,000	35,399
2.20%, 2/1/2031	85,000	73,452
2.65%, 2/1/2032	129,000	111,800
Store Capital LLC
4.50%, 3/15/2028	37,000	36,105
2.75%, 11/18/2030	10,000	8,661
VICI Properties LP
4.95%, 2/15/2030	39,000	38,651
5.63%, 5/15/2052	15,000	14,518
		339,816
Diversified Telecommunication Services — 2.3%
AT&T, Inc.
3.80%, 2/15/2027	92,000	90,503
2.55%, 12/1/2033	99,000	81,713
6.38%, 3/1/2041	12,000	13,121
4.50%, 3/9/2048	90,000	78,426
3.55%, 9/15/2055	193,000	137,224
3.65%, 9/15/2059	30,000	21,179
3.50%, 2/1/2061	72,000	49,488
Bell Canada (The) (Canada) Series US-5, 2.15%, 2/15/2032	55,000	45,582
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	86,000	97,126
TELUS Corp. (Canada) 3.40%, 5/13/2032	26,000	23,446
Verizon Communications, Inc.
2.10%, 3/22/2028	19,000	17,536
4.02%, 12/3/2029	10,000	9,710
1.50%, 9/18/2030	135,000	113,375
2.36%, 3/15/2032	41,000	34,630
6.40%, 9/15/2033	20,000	22,120
3.40%, 3/22/2041	152,000	120,098
4.75%, 11/1/2041	22,000	20,581
3.00%, 11/20/2060	5,000	3,103
3.70%, 3/22/2061	23,000	16,697
		995,658
Electric Utilities — 6.4%
AEP Texas, Inc. 3.45%, 5/15/2051	79,000	55,589
AEP Transmission Co. LLC
4.25%, 9/15/2048	141,000	119,124
Series M, 3.65%, 4/1/2050	128,000	98,511
Alabama Power Co.
3.94%, 9/1/2032	64,000	60,889
Series A, 4.30%, 7/15/2048	46,000	40,071
Arizona Public Service Co.
2.20%, 12/15/2031	4,000	3,355
3.50%, 12/1/2049	46,000	33,303
2.65%, 9/15/2050	3,000	1,833
Commonwealth Edison Co. 4.00%, 3/1/2049	5,000	4,089

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	29,000	24,919
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	19,000	18,003
DTE Electric Co.
Series C, 2.63%, 3/1/2031	41,000	36,607
Series B, 3.25%, 4/1/2051	128,000	92,578
Duke Energy Carolinas LLC
3.70%, 12/1/2047	36,000	28,008
3.95%, 3/15/2048	14,000	11,321
Duke Energy Corp.
2.65%, 9/1/2026	10,000	9,672
3.75%, 9/1/2046	176,000	136,276
3.95%, 8/15/2047	27,000	21,308
3.50%, 6/15/2051	8,000	5,733
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	15,236
Duke Energy Progress LLC 2.90%, 8/15/2051	4,000	2,637
Edison International 5.75%, 6/15/2027	26,000	26,582
Emera US Finance LP (Canada)
2.64%, 6/15/2031	7,000	6,032
4.75%, 6/15/2046	18,000	15,665
Enel Chile SA (Chile) 4.88%, 6/12/2028	3,000	2,960
Entergy Corp. 0.90%, 9/15/2025	59,000	57,212
Entergy Louisiana LLC
4.00%, 3/15/2033	3,000	2,809
4.20%, 9/1/2048	49,000	41,132
Evergy, Inc. 2.90%, 9/15/2029	88,000	81,009
Eversource Energy
4.75%, 5/15/2026	45,000	44,998
Series M, 3.30%, 1/15/2028	2,000	1,917
Series R, 1.65%, 8/15/2030	106,000	89,367
3.38%, 3/1/2032	12,000	10,771
5.13%, 5/15/2033	8,000	7,981
Exelon Corp.
2.75%, 3/15/2027	81,000	77,629
4.95%, 6/15/2035	6,000	5,857
Florida Power & Light Co.
5.63%, 4/1/2034	19,000	20,174
5.69%, 3/1/2040	64,000	68,083
3.95%, 3/1/2048	31,000	25,773
Georgia Power Co.
4.30%, 3/15/2043	14,000	12,262
Series B, 3.70%, 1/30/2050	39,000	30,217
MidAmerican Energy Co. 4.25%, 5/1/2046	98,000	85,126
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	18,000	15,619
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	217,000	197,838
5.25%, 2/28/2053	22,000	21,438
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (b)	33,000	31,943
Northern States Power Co. 6.25%, 6/1/2036	30,000	33,465

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Oncor Electric Delivery Co. LLC
3.80%, 9/30/2047	50,000	40,263
4.10%, 11/15/2048	26,000	21,779
3.10%, 9/15/2049	5,000	3,488
Pacific Gas and Electric Co.
5.45%, 6/15/2027	4,000	4,064
2.10%, 8/1/2027	26,000	24,279
3.00%, 6/15/2028	25,000	23,530
2.50%, 2/1/2031	10,000	8,678
3.25%, 6/1/2031	127,000	114,576
4.50%, 7/1/2040	47,000	41,679
3.30%, 8/1/2040	2,000	1,542
4.95%, 7/1/2050	3,000	2,695
6.75%, 1/15/2053	28,000	31,487
PacifiCorp
7.70%, 11/15/2031	29,000	33,787
5.45%, 2/15/2034	3,000	3,065
6.00%, 1/15/2039	11,000	11,647
4.15%, 2/15/2050	18,000	14,658
3.30%, 3/15/2051	15,000	10,342
PECO Energy Co. 5.95%, 10/1/2036	5,000	5,416
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	48,669
Public Service Co. of Colorado
1.88%, 6/15/2031	53,000	44,662
Series 17, 6.25%, 9/1/2037	16,000	17,585
4.05%, 9/15/2049	19,000	15,403
Public Service Electric and Gas Co.
3.10%, 3/15/2032	45,000	40,632
3.15%, 1/1/2050	113,000	81,167
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	26,000	24,990
Series D, 4.70%, 6/1/2027	27,000	27,098
6.00%, 1/15/2034	1,000	1,076
Series C, 3.60%, 2/1/2045	17,000	13,219
Southern Co. (The) 5.15%, 10/6/2025	135,000	135,502
Union Electric Co. 5.45%, 3/15/2053	5,000	5,052
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	20,000	16,373
4.60%, 12/1/2048	112,000	99,551
		2,800,875
Electrical Equipment — 0.4%
Eaton Corp. 3.92%, 9/15/2047	27,000	22,207
Regal Rexnord Corp.
6.05%, 4/15/2028	50,000	51,383
6.40%, 4/15/2033	49,000	51,717
Rockwell Automation, Inc. 2.80%, 8/15/2061	83,000	49,946
		175,253

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.
4.75%, 3/15/2042	116,000	107,422
5.45%, 11/15/2079	16,000	15,389
Keysight Technologies, Inc. 4.60%, 4/6/2027	9,000	8,992
Vontier Corp. 2.95%, 4/1/2031	22,000	19,177
		150,980
Energy Equipment & Services — 0.0% ^
Baker Hughes Holdings LLC 3.34%, 12/15/2027	9,000	8,686
Halliburton Co. 4.85%, 11/15/2035	10,000	9,817
		18,503
Entertainment — 0.8%
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	3,000	2,833
TWDC Enterprises 18 Corp. 7.00%, 3/1/2032	67,000	76,567
Walt Disney Co. (The)
2.65%, 1/13/2031	164,000	147,165
3.50%, 5/13/2040	113,000	94,100
Warnermedia Holdings, Inc. 5.39%, 3/15/2062	20,000	15,982
		336,647
Financial Services — 1.5%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	101,000	99,379
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	4,211
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	15,000	15,322
Equitable Holdings, Inc.
4.35%, 4/20/2028	75,000	74,081
5.00%, 4/20/2048	11,000	10,296
Fidelity National Information Services, Inc.
5.10%, 7/15/2032	10,000	10,133
3.10%, 3/1/2041	124,000	94,065
Fiserv, Inc.
2.25%, 6/1/2027	38,000	35,910
4.40%, 7/1/2049	10,000	8,664
Mastercard, Inc.
2.00%, 11/18/2031	2,000	1,702
4.85%, 3/9/2033	30,000	30,417
3.85%, 3/26/2050	75,000	61,504
National Rural Utilities Cooperative Finance Corp.
1.65%, 6/15/2031	2,000	1,657
(3-MONTH SOFR + 3.63%), 5.25%, 4/20/2046 (b)	30,000	29,775
ORIX Corp. (Japan) 5.20%, 9/13/2032	28,000	28,324
PayPal Holdings, Inc. 5.25%, 6/1/2062	10,000	9,735
Shell International Finance BV
3.13%, 11/7/2049	26,000	18,209
3.00%, 11/26/2051	1,000	675

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Visa, Inc. 0.75%, 8/15/2027	115,000	105,045
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (b)	19,000	17,684
		656,788
Food Products — 1.3%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	96,087
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	53,101
Conagra Brands, Inc. 5.40%, 11/1/2048	7,000	6,717
General Mills, Inc.
2.25%, 10/14/2031	6,000	5,112
3.00%, 2/1/2051	23,000	15,390
Kellanova 3.40%, 11/15/2027	20,000	19,364
Kraft Heinz Foods Co. 3.00%, 6/1/2026	111,000	108,337
Mondelez International, Inc. 1.88%, 10/15/2032	39,000	31,923
Pilgrim's Pride Corp.
6.25%, 7/1/2033	51,000	53,424
6.88%, 5/15/2034	13,000	14,234
Tyson Foods, Inc.
3.55%, 6/2/2027	142,000	138,402
5.10%, 9/28/2048	25,000	23,400
		565,491
Gas Utilities — 0.4%
Atmos Energy Corp.
1.50%, 1/15/2031	33,000	27,689
4.13%, 3/15/2049	32,000	26,570
5.75%, 10/15/2052	10,000	10,581
CenterPoint Energy Resources Corp. 4.10%, 9/1/2047	6,000	4,890
National Fuel Gas Co. 3.95%, 9/15/2027	15,000	14,645
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	8,000	7,432
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	58,000	49,538
Southwest Gas Corp.
4.05%, 3/15/2032	2,000	1,889
3.18%, 8/15/2051	23,000	15,315
Spire Missouri, Inc. 4.80%, 2/15/2033	6,000	6,010
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046	14,000	11,065
3.65%, 9/15/2049	22,000	16,658
		192,282
Ground Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.25%, 6/15/2027	55,000	53,546
4.45%, 1/15/2053	78,000	69,237
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	77,000	72,780
2.45%, 12/2/2031	24,000	20,915
4.30%, 5/15/2043	32,000	28,191

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
CSX Corp.
3.95%, 5/1/2050	141,000	115,083
4.65%, 3/1/2068	44,000	38,281
Norfolk Southern Corp.
4.15%, 2/28/2048	68,000	57,234
3.70%, 3/15/2053	9,000	6,844
5.10%, 8/1/2118	36,000	32,654
4.10%, 5/15/2121	5,000	3,702
Ryder System, Inc.
2.85%, 3/1/2027	103,000	98,866
5.30%, 3/15/2027	2,000	2,030
Union Pacific Corp.
4.75%, 2/21/2026	26,000	26,059
4.50%, 9/10/2048	17,000	15,233
3.88%, 2/1/2055	82,000	65,222
		705,877
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories
1.15%, 1/30/2028	100,000	91,021
4.75%, 4/15/2043	11,000	10,776
Baxter International, Inc.
1.73%, 4/1/2031	3,000	2,490
3.13%, 12/1/2051	81,000	53,476
Becton Dickinson & Co.
2.82%, 5/20/2030	35,000	31,699
4.30%, 8/22/2032	12,000	11,510
Boston Scientific Corp.
4.55%, 3/1/2039	7,000	6,648
4.70%, 3/1/2049	33,000	30,815
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	3,000	2,692
DH Europe Finance II SARL 2.60%, 11/15/2029	59,000	54,008
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	22,000	20,690
Medtronic, Inc.
4.38%, 3/15/2035	58,000	55,974
4.63%, 3/15/2045	10,000	9,268
Stryker Corp. 3.50%, 3/15/2026	36,000	35,510
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	11,000	9,552
		426,129
Health Care Providers & Services — 3.7%
Aetna, Inc. 3.88%, 8/15/2047	15,000	11,352
Ascension Health
3.95%, 11/15/2046	53,000	45,118
4.85%, 11/15/2053	1,000	953
Cardinal Health, Inc. 3.41%, 6/15/2027	22,000	21,383
Centene Corp. 3.00%, 10/15/2030	70,000	61,152
Cigna Group (The)
2.40%, 3/15/2030	99,000	87,990

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.80%, 8/15/2038	64,000	60,698
CommonSpirit Health 6.07%, 11/1/2027	113,000	117,333
CVS Health Corp.
1.30%, 8/21/2027	9,000	8,201
3.75%, 4/1/2030	117,000	109,552
6.13%, 9/15/2039	11,000	11,231
5.05%, 3/25/2048	79,000	70,063
5.63%, 2/21/2053	140,000	133,831
6.00%, 6/1/2063	5,000	4,943
Elevance Health, Inc.
2.25%, 5/15/2030	38,000	33,388
4.55%, 5/15/2052	62,000	53,276
6.10%, 10/15/2052	10,000	10,707
HCA, Inc.
4.13%, 6/15/2029	11,000	10,630
5.50%, 6/1/2033	17,000	17,187
5.60%, 4/1/2034	36,000	36,458
5.13%, 6/15/2039	24,000	22,811
5.25%, 6/15/2049	22,000	20,200
3.50%, 7/15/2051	4,000	2,756
4.63%, 3/15/2052	15,000	12,454
Humana, Inc.
2.15%, 2/3/2032	4,000	3,277
4.80%, 3/15/2047	26,000	22,640
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	45,000	31,653
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	5,000	4,924
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	8,000	5,922
Novant Health, Inc. 2.64%, 11/1/2036	20,000	15,964
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	5,000	5,102
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	40,000	31,909
Quest Diagnostics, Inc. 2.80%, 6/30/2031	115,000	101,689
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	76,000	74,704
UnitedHealth Group, Inc.
3.75%, 7/15/2025	47,000	46,748
3.88%, 12/15/2028	50,000	48,955
2.30%, 5/15/2031	6,000	5,210
4.20%, 5/15/2032	2,000	1,936
5.80%, 3/15/2036	12,000	12,816
6.63%, 11/15/2037	32,000	36,600
3.50%, 8/15/2039	146,000	121,529
4.63%, 11/15/2041	65,000	60,434
6.05%, 2/15/2063	8,000	8,727
		1,604,406
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	52,000	43,920
Healthpeak OP LLC 2.88%, 1/15/2031	63,000	56,506
Sabra Health Care LP 3.90%, 10/15/2029	13,000	12,254

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
Ventas Realty LP 4.38%, 2/1/2045	3,000	2,553
Welltower OP LLC 4.95%, 9/1/2048	26,000	24,526
		139,759
Hotels, Restaurants & Leisure — 0.7%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	44,876
Expedia Group, Inc.
4.63%, 8/1/2027	5,000	4,996
3.25%, 2/15/2030	60,000	55,906
Hyatt Hotels Corp. 4.38%, 9/15/2028	3,000	2,949
McDonald's Corp.
2.13%, 3/1/2030	50,000	44,126
4.60%, 9/9/2032	9,000	8,953
3.63%, 5/1/2043	81,000	64,876
5.15%, 9/9/2052	35,000	33,928
Starbucks Corp.
4.50%, 11/15/2048	28,000	24,493
3.35%, 3/12/2050	31,000	21,980
		307,083
Household Durables — 1.0%
DR Horton, Inc. 1.40%, 10/15/2027	103,000	94,459
Leggett & Platt, Inc. 3.50%, 11/15/2051	19,000	12,681
Lennar Corp. 4.75%, 11/29/2027	118,000	118,462
Mohawk Industries, Inc. 3.63%, 5/15/2030	123,000	115,395
Whirlpool Corp.
4.70%, 5/14/2032	30,000	28,673
5.50%, 3/1/2033	12,000	11,984
4.60%, 5/15/2050	55,000	44,014
		425,668
Household Products — 0.6%
Colgate-Palmolive Co.
4.80%, 3/2/2026	12,000	12,075
4.60%, 3/1/2028	2,000	2,038
4.00%, 8/15/2045	25,000	21,684
Kimberly-Clark Corp.
1.05%, 9/15/2027	21,000	19,200
6.63%, 8/1/2037	107,000	124,455
Procter & Gamble Co. (The)
2.85%, 8/11/2027	62,000	59,878
2.30%, 2/1/2032	2,000	1,764
3.50%, 10/25/2047	47,000	37,665
		278,759
Industrial Conglomerates — 0.4%
3M Co. 3.38%, 3/1/2029	131,000	124,940
Honeywell International, Inc. 5.70%, 3/15/2036	43,000	46,139
		171,079

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.2%
Prologis LP 3.00%, 4/15/2050	36,000	24,498
Rexford Industrial Realty LP 2.13%, 12/1/2030	70,000	59,249
		83,747
Insurance — 3.0%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	12,117
Aflac, Inc. 3.60%, 4/1/2030	100,000	95,457
Alleghany Corp. 3.25%, 8/15/2051	36,000	25,606
Allstate Corp. (The)
5.25%, 3/30/2033	99,000	100,809
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (b)	10,000	10,413
American International Group, Inc. 3.88%, 1/15/2035	34,000	30,872
Aon Corp. 4.50%, 12/15/2028	9,000	8,953
Arch Capital Group Ltd. 3.64%, 6/30/2050	64,000	48,341
Arch Capital Group US, Inc. 5.14%, 11/1/2043	2,000	1,910
Assured Guaranty US Holdings, Inc. 6.13%, 9/15/2028	42,000	44,021
Athene Holding Ltd. 3.45%, 5/15/2052	56,000	37,986
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (b)	11,000	10,481
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	22,000	24,122
2.85%, 10/15/2050	113,000	75,860
3.85%, 3/15/2052	10,000	8,052
Brighthouse Financial, Inc. 3.85%, 12/22/2051	18,000	12,343
Chubb INA Holdings LLC
6.70%, 5/15/2036	11,000	12,591
3.05%, 12/15/2061	34,000	22,090
Cincinnati Financial Corp. 6.13%, 11/1/2034	21,000	22,549
CNO Financial Group, Inc. 6.45%, 6/15/2034	5,000	5,273
Everest Reinsurance Holdings, Inc. 3.13%, 10/15/2052	3,000	1,983
Fairfax Financial Holdings Ltd. (Canada) 6.00%, 12/7/2033	28,000	29,263
Hartford Financial Services Group, Inc. (The) 2.90%, 9/15/2051	121,000	80,451
Markel Group, Inc. 3.35%, 9/17/2029	32,000	30,189
Marsh & McLennan Cos., Inc. 4.20%, 3/1/2048	16,000	13,631
MetLife, Inc.
3.60%, 11/13/2025	50,000	49,552
10.75%, 8/1/2039	11,000	15,031
5.25%, 1/15/2054	26,000	25,824
Principal Financial Group, Inc. 3.70%, 5/15/2029	90,000	86,568
Progressive Corp. (The) 4.13%, 4/15/2047	56,000	47,638
Prudential Financial, Inc.
3.94%, 12/7/2049	41,000	32,894
3.70%, 3/13/2051	41,000	31,298
Prudential Funding Asia plc (Hong Kong) 3.63%, 3/24/2032	26,000	24,053
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	17,389
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	22,000	27,990
Travelers Cos., Inc. (The)
3.75%, 5/15/2046	5,000	4,035
4.10%, 3/4/2049	15,000	12,653

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Travelers Property Casualty Corp. 6.38%, 3/15/2033	109,000	122,160
W R Berkley Corp. 3.15%, 9/30/2061	70,000	44,216
Willis North America, Inc. 3.88%, 9/15/2049	33,000	25,738
		1,332,402
Interactive Media & Services — 0.8%
Alphabet, Inc.
2.05%, 8/15/2050	26,000	15,448
2.25%, 8/15/2060	97,000	56,455
Meta Platforms, Inc.
3.50%, 8/15/2027	22,000	21,541
4.80%, 5/15/2030	154,000	157,059
4.65%, 8/15/2062	89,000	80,367
		330,870
IT Services — 0.3%
International Business Machines Corp.
6.22%, 8/1/2027	41,000	42,828
5.88%, 11/29/2032	22,000	23,580
7.13%, 12/1/2096	13,000	17,035
VeriSign, Inc. 2.70%, 6/15/2031	41,000	35,514
		118,957
Leisure Products — 0.2%
Brunswick Corp.
5.85%, 3/18/2029	50,000	51,356
5.10%, 4/1/2052	34,000	28,098
Hasbro, Inc. 3.90%, 11/19/2029	15,000	14,269
		93,723
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. 2.30%, 3/12/2031	58,000	50,178
Revvity, Inc. 2.25%, 9/15/2031	23,000	19,307
		69,485
Machinery — 0.6%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	23,382
4.75%, 5/15/2064	16,000	14,813
Cummins, Inc. 5.15%, 2/20/2034	44,000	45,219
Deere & Co.
2.88%, 9/7/2049	35,000	24,320
3.75%, 4/15/2050	3,000	2,454
Illinois Tool Works, Inc. 2.65%, 11/15/2026	148,000	143,545
Otis Worldwide Corp. 3.36%, 2/15/2050	5,000	3,680
Snap-on, Inc. 4.10%, 3/1/2048	6,000	5,099
Xylem, Inc. 1.95%, 1/30/2028	15,000	13,904
		276,416

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — 2.2%
Charter Communications Operating LLC
2.30%, 2/1/2032	49,000	39,600
3.50%, 6/1/2041	30,000	21,568
5.38%, 5/1/2047	30,000	25,663
3.85%, 4/1/2061	107,000	68,503
4.40%, 12/1/2061	28,000	19,719
5.50%, 4/1/2063	52,000	43,511
Comcast Corp.
7.05%, 3/15/2033	81,000	92,600
6.55%, 7/1/2039	37,000	41,536
3.75%, 4/1/2040	57,000	47,879
4.00%, 11/1/2049	228,000	183,625
2.89%, 11/1/2051	11,000	7,122
Discovery Communications LLC
3.95%, 3/20/2028	104,000	99,562
3.63%, 5/15/2030	10,000	9,071
4.65%, 5/15/2050	108,000	81,311
4.00%, 9/15/2055	15,000	10,275
Fox Corp. 5.58%, 1/25/2049	10,000	9,731
Grupo Televisa SAB (Mexico) 8.50%, 3/11/2032	2,000	2,246
Paramount Global
4.95%, 1/15/2031	5,000	4,764
4.20%, 5/19/2032	139,000	124,947
5.50%, 5/15/2033	10,000	9,621
5.25%, 4/1/2044	13,000	10,751
Time Warner Cable LLC 5.88%, 11/15/2040	19,000	17,584
		971,189
Metals & Mining — 0.8%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (a)	56,000	60,076
BHP Billiton Finance USA Ltd. (Australia)
5.25%, 9/8/2026	36,000	36,430
5.10%, 9/8/2028	2,000	2,039
5.25%, 9/8/2033	2,000	2,053
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	85,000	84,565
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	4,000	2,603
Rio Tinto Finance USA plc (Australia) 5.13%, 3/9/2053	18,000	17,629
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	16,000	14,858
5.88%, 4/23/2045	53,000	52,831
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	31,000	28,830
6.88%, 11/10/2039	25,000	27,340
		329,254
Multi-Utilities — 1.9%
Ameren Corp. 3.50%, 1/15/2031	30,000	27,890
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	50,000	53,983
Black Hills Corp. 6.15%, 5/15/2034	24,000	25,617

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	34,000	32,239
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	11,000	9,626
Series 20B, 3.95%, 4/1/2050	76,000	63,285
3.20%, 12/1/2051	64,000	44,575
3.70%, 11/15/2059	51,000	37,981
Consumers Energy Co.
4.63%, 5/15/2033	85,000	84,158
3.95%, 7/15/2047	81,000	66,727
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026	43,000	41,136
Series C, 2.25%, 8/15/2031	2,000	1,703
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	42,894
NiSource, Inc.
0.95%, 8/15/2025	39,000	37,919
3.49%, 5/15/2027	22,000	21,459
3.60%, 5/1/2030	11,000	10,405
5.00%, 6/15/2052	13,000	12,136
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	49,000	42,308
San Diego Gas & Electric Co.
2.95%, 8/15/2051	46,000	31,600
3.70%, 3/15/2052	1,000	765
Sempra 3.40%, 2/1/2028	17,000	16,355
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	10,000	8,640
WEC Energy Group, Inc.
1.38%, 10/15/2027	22,000	20,153
4.75%, 1/15/2028	1,000	1,007
2.20%, 12/15/2028	125,000	114,091
		848,652
Office REITs — 0.7%
Boston Properties LP 2.75%, 10/1/2026	130,000	124,883
COPT Defense Properties LP 2.75%, 4/15/2031	89,000	76,713
Highwoods Realty LP 3.88%, 3/1/2027	30,000	29,190
Kilroy Realty LP
4.25%, 8/15/2029	5,000	4,754
2.50%, 11/15/2032	29,000	22,984
2.65%, 11/15/2033	25,000	19,638
Piedmont Operating Partnership LP
9.25%, 7/20/2028	12,000	13,252
3.15%, 8/15/2030	5,000	4,324
		295,738
Oil, Gas & Consumable Fuels — 6.9%
Boardwalk Pipelines LP 3.60%, 9/1/2032	45,000	40,235
BP Capital Markets America, Inc.
3.02%, 1/16/2027	4,000	3,885
4.23%, 11/6/2028	49,000	48,491
3.00%, 3/17/2052	58,000	38,599

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.38%, 2/8/2061	97,000	65,808
BP Capital Markets plc 3.28%, 9/19/2027	37,000	35,912
Burlington Resources LLC 7.40%, 12/1/2031	23,000	26,571
Canadian Natural Resources Ltd. (Canada) 6.50%, 2/15/2037	17,000	18,146
Cenovus Energy, Inc. (Canada) 4.25%, 4/15/2027	10,000	9,887
Cheniere Energy, Inc. 4.63%, 10/15/2028	100,000	98,931
Chevron Corp. 2.95%, 5/16/2026	79,000	77,397
Chevron USA, Inc. 1.02%, 8/12/2027	83,000	76,165
ConocoPhillips Co.
4.03%, 3/15/2062	73,000	56,405
5.70%, 9/15/2063	30,000	30,806
Devon Energy Corp.
5.20%, 9/15/2034	52,000	50,874
5.60%, 7/15/2041	25,000	24,185
5.00%, 6/15/2045	10,000	8,810
Diamondback Energy, Inc.
3.25%, 12/1/2026	74,000	72,065
3.50%, 12/1/2029	4,000	3,761
5.90%, 4/18/2064	21,000	20,958
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	27,052
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	251,000	206,873
Energy Transfer LP
3.90%, 7/15/2026	71,000	70,055
4.95%, 5/15/2028	49,000	49,319
3.75%, 5/15/2030	27,000	25,498
6.10%, 2/15/2042	45,000	46,321
5.40%, 10/1/2047	96,000	90,483
Enterprise Products Operating LLC
4.85%, 8/15/2042	43,000	40,701
4.90%, 5/15/2046	2,000	1,880
3.95%, 1/31/2060	35,000	26,902
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	28,000	27,334
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (b)	22,000	21,204
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	51,883
Exxon Mobil Corp.
2.44%, 8/16/2029	66,000	60,723
4.23%, 3/19/2040	141,000	128,467
3.10%, 8/16/2049	44,000	31,189
3.45%, 4/15/2051	2,000	1,498
Hess Corp.
4.30%, 4/1/2027	83,000	82,428
7.88%, 10/1/2029	10,000	11,334
5.80%, 4/1/2047	45,000	46,961
Marathon Oil Corp.
4.40%, 7/15/2027	47,000	46,827
6.60%, 10/1/2037	36,000	40,948
MPLX LP
4.25%, 12/1/2027	42,000	41,490

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.20%, 12/1/2047	9,000	8,372
4.95%, 3/14/2052	84,000	74,714
4.90%, 4/15/2058	16,000	13,681
Occidental Petroleum Corp. 4.40%, 4/15/2046	21,000	16,507
ONEOK, Inc.
2.20%, 9/15/2025	10,000	9,803
4.95%, 7/13/2047	81,000	71,949
5.20%, 7/15/2048	70,000	64,960
Phillips 66 4.88%, 11/15/2044	10,000	9,079
Phillips 66 Co. 3.75%, 3/1/2028	2,000	1,952
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	59,000	58,129
Suncor Energy, Inc. (Canada) 3.75%, 3/4/2051	34,000	25,266
Targa Resources Corp.
5.20%, 7/1/2027	27,000	27,347
6.50%, 2/15/2053	15,000	16,517
Targa Resources Partners LP 4.88%, 2/1/2031	25,000	24,585
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	56,000	60,461
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	151,000	139,237
3.39%, 6/29/2060	64,000	44,137
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	958
6.20%, 10/15/2037	11,000	11,760
6.10%, 6/1/2040	55,000	58,098
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	131,071
Valero Energy Corp.
3.40%, 9/15/2026	42,000	41,051
2.15%, 9/15/2027	17,000	15,954
2.80%, 12/1/2031	7,000	6,091
3.65%, 12/1/2051	40,000	28,667
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	41,390
5.30%, 3/1/2048	2,000	1,794
5.25%, 2/1/2050 (a)	35,000	31,481
Williams Cos., Inc. (The)
5.40%, 3/2/2026	5,000	5,038
4.65%, 8/15/2032	2,000	1,950
		3,027,260
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	65,000	58,556
Passenger Airlines — 0.0% ^
Delta Air Lines, Inc. 7.38%, 1/15/2026	6,000	6,128
Personal Care Products — 0.6%
Estee Lauder Cos., Inc. (The) 3.15%, 3/15/2027	105,000	101,851

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — continued
Kenvue, Inc.
4.90%, 3/22/2033	127,000	128,022
5.10%, 3/22/2043	45,000	44,881
		274,754
Pharmaceuticals — 3.1%
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	48,000	47,486
6.45%, 9/15/2037	24,000	27,121
4.38%, 11/16/2045	68,000	61,375
3.00%, 5/28/2051	51,000	35,700
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	117,000	106,779
1.45%, 11/13/2030	13,000	10,932
5.90%, 11/15/2033	66,000	71,018
4.35%, 11/15/2047	13,000	11,329
3.90%, 3/15/2062	10,000	7,637
Eli Lilly & Co.
3.38%, 3/15/2029	90,000	86,628
4.15%, 3/15/2059	33,000	27,656
2.50%, 9/15/2060	43,000	24,813
GlaxoSmithKline Capital, Inc. (United Kingdom)
6.38%, 5/15/2038	26,000	29,102
4.20%, 3/18/2043	21,000	18,611
Johnson & Johnson
0.95%, 9/1/2027	32,000	29,403
4.38%, 12/5/2033	27,000	26,928
5.95%, 8/15/2037	62,000	68,941
3.40%, 1/15/2038	116,000	100,068
Merck & Co., Inc.
0.75%, 2/24/2026	2,000	1,914
6.50%, 12/1/2033 (a)	8,000	9,083
3.60%, 9/15/2042	85,000	69,149
2.90%, 12/10/2061	133,000	82,129
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	30,000	31,693
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	45,000	44,372
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	31,000	30,138
Pfizer, Inc.
2.75%, 6/3/2026	59,000	57,552
4.00%, 12/15/2036	5,000	4,588
Royalty Pharma plc
1.75%, 9/2/2027	41,000	37,837
3.55%, 9/2/2050	29,000	20,449
3.35%, 9/2/2051	2,000	1,335
Viatris, Inc. 2.30%, 6/22/2027	3,000	2,816
Wyeth LLC
6.50%, 2/1/2034	11,000	12,280

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
6.00%, 2/15/2036	91,000	98,638
Zoetis, Inc. 3.00%, 9/12/2027	41,000	39,429
		1,334,929
Professional Services — 0.4%
Concentrix Corp. 6.85%, 8/2/2033	25,000	25,685
Equifax, Inc. 2.35%, 9/15/2031	151,000	128,392
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	42,245
		196,322
Residential REITs — 0.3%
American Homes 4 Rent LP 3.38%, 7/15/2051	10,000	6,943
Camden Property Trust 2.80%, 5/15/2030	60,000	54,520
Essex Portfolio LP 3.63%, 5/1/2027	61,000	59,649
UDR, Inc.
3.00%, 8/15/2031	11,000	9,844
2.10%, 6/15/2033	3,000	2,368
		133,324
Retail REITs — 0.3%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	57,296
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	8,468
NNN REIT, Inc. 3.00%, 4/15/2052	26,000	16,888
Realty Income Corp.
3.20%, 2/15/2031	29,000	26,535
1.80%, 3/15/2033	24,000	18,812
4.65%, 3/15/2047	10,000	9,067
		137,066
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc. 3.50%, 12/5/2026	5,000	4,913
Broadcom Corp. 3.88%, 1/15/2027	65,000	64,050
Broadcom, Inc.
1.95%, 2/15/2028 (e)	183,000	168,422
2.45%, 2/15/2031 (e)	2,000	1,746
4.15%, 4/15/2032 (e)	2,000	1,900
4.30%, 11/15/2032	2,000	1,918
2.60%, 2/15/2033 (e)	30,000	25,163
4.93%, 5/15/2037 (e)	138,000	134,119
Intel Corp.
3.75%, 3/25/2027	5,000	4,890
3.90%, 3/25/2030	4,000	3,811
4.25%, 12/15/2042	129,000	105,509
5.63%, 2/10/2043	10,000	9,732
4.90%, 7/29/2045	39,000	34,016
3.20%, 8/12/2061	29,000	17,252
KLA Corp. 4.10%, 3/15/2029	86,000	84,785
Micron Technology, Inc. 5.88%, 9/15/2033	48,000	50,281
NVIDIA Corp. 2.00%, 6/15/2031	123,000	106,343

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
NXP BV (China)
5.55%, 12/1/2028	40,000	41,087
3.25%, 5/11/2041	42,000	31,966
QUALCOMM, Inc.
3.25%, 5/20/2027	161,000	156,744
1.65%, 5/20/2032	3,000	2,432
Texas Instruments, Inc.
1.75%, 5/4/2030	23,000	19,939
5.00%, 3/14/2053	5,000	4,864
		1,075,882
Software — 2.3%
Adobe, Inc. 2.15%, 2/1/2027	71,000	67,850
Intuit, Inc. 1.35%, 7/15/2027	102,000	94,469
Microsoft Corp.
4.10%, 2/6/2037	146,000	140,173
5.20%, 6/1/2039	77,000	83,785
Oracle Corp.
2.65%, 7/15/2026	27,000	26,202
2.30%, 3/25/2028	30,000	27,936
6.25%, 11/9/2032	5,000	5,420
4.30%, 7/8/2034	2,000	1,890
3.85%, 7/15/2036	242,000	213,502
6.50%, 4/15/2038	15,000	16,596
3.60%, 4/1/2050	27,000	19,987
3.95%, 3/25/2051	73,000	57,052
3.85%, 4/1/2060	4,000	2,922
4.10%, 3/25/2061	85,000	64,762
Roper Technologies, Inc. 1.40%, 9/15/2027	150,000	138,072
Salesforce, Inc.
3.70%, 4/11/2028	43,000	42,188
3.05%, 7/15/2061	10,000	6,535
		1,009,341
Specialized REITs — 1.4%
American Tower Corp.
1.50%, 1/31/2028	21,000	19,030
2.10%, 6/15/2030	251,000	217,878
Crown Castle, Inc.
1.05%, 7/15/2026	26,000	24,508
3.65%, 9/1/2027	33,000	32,093
3.10%, 11/15/2029	12,000	11,059
5.20%, 2/15/2049	32,000	30,094
EPR Properties 4.50%, 6/1/2027	16,000	15,760
Equinix, Inc. 3.20%, 11/18/2029	128,000	119,177
Extra Space Storage LP 3.88%, 12/15/2027	67,000	65,513
Public Storage Operating Co.
1.50%, 11/9/2026	11,000	10,402

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
2.25%, 11/9/2031	45,000	38,464
Weyerhaeuser Co. 4.00%, 3/9/2052	46,000	36,508
		620,486
Specialty Retail — 1.4%
Home Depot, Inc. (The)
2.70%, 4/15/2030	245,000	223,353
5.88%, 12/16/2036	20,000	21,713
4.20%, 4/1/2043	46,000	40,561
2.75%, 9/15/2051	57,000	36,976
Lowe's Cos., Inc.
3.10%, 5/3/2027	82,000	79,303
4.05%, 5/3/2047	66,000	53,718
4.45%, 4/1/2062	45,000	36,976
5.85%, 4/1/2063	24,000	24,750
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	2,000	1,949
4.35%, 6/1/2028	44,000	43,671
4.20%, 4/1/2030	19,000	18,509
1.75%, 3/15/2031	3,000	2,497
Ross Stores, Inc. 0.88%, 4/15/2026	19,000	18,049
		602,025
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.
0.70%, 2/8/2026	18,000	17,251
2.90%, 9/12/2027	27,000	26,041
3.00%, 11/13/2027	18,000	17,420
1.20%, 2/8/2028	5,000	4,548
4.15%, 5/10/2030	63,000	63,137
4.50%, 2/23/2036	43,000	43,091
3.45%, 2/9/2045	9,000	7,250
4.65%, 2/23/2046	153,000	146,194
2.55%, 8/20/2060	28,000	17,474
4.10%, 8/8/2062	14,000	11,787
Dell International LLC
6.02%, 6/15/2026	56,000	56,883
5.30%, 10/1/2029	40,000	40,900
8.10%, 7/15/2036	46,000	55,929
HP, Inc. 4.00%, 4/15/2029	164,000	159,086
Western Digital Corp. 3.10%, 2/1/2032	12,000	10,138
		677,129
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.38%, 11/1/2026	16,000	15,429
3.63%, 5/1/2043	62,000	51,070
3.88%, 11/1/2045	20,000	16,645
		83,144

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — 1.3%
Altria Group, Inc.
2.45%, 2/4/2032	15,000	12,618
5.95%, 2/14/2049	46,000	47,372
4.45%, 5/6/2050	5,000	4,099
4.00%, 2/4/2061	70,000	52,537
BAT Capital Corp. (United Kingdom)
4.70%, 4/2/2027	64,000	63,980
4.39%, 8/15/2037	3,000	2,676
5.28%, 4/2/2050	69,000	63,931
7.08%, 8/2/2053	6,000	6,874
Philip Morris International, Inc.
4.88%, 2/15/2028	115,000	116,127
5.13%, 2/15/2030	112,000	114,150
5.75%, 11/17/2032	54,000	56,786
6.38%, 5/16/2038	8,000	8,897
4.38%, 11/15/2041	26,000	23,126
		573,173
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.63%, 12/1/2027	20,000	19,376
3.13%, 12/1/2030	40,000	36,178
2.88%, 1/15/2032	43,000	37,493
GATX Corp.
3.50%, 6/1/2032	1,000	900
5.45%, 9/15/2033	7,000	7,182
6.05%, 3/15/2034	37,000	39,456
		140,585
Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/2037	3,000	3,410
4.30%, 12/1/2042	3,000	2,651
4.00%, 12/1/2046	36,000	29,639
3.75%, 9/1/2047	18,000	14,115
4.20%, 9/1/2048	11,000	9,252
Essential Utilities, Inc. 5.30%, 5/1/2052	15,000	14,431
		73,498
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc. (Canada) 5.45%, 10/1/2043	65,000	63,633
T-Mobile USA, Inc.
3.75%, 4/15/2027	142,000	139,171
3.88%, 4/15/2030	141,000	134,755
3.50%, 4/15/2031	218,000	201,533

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	1,000	1,001
5.13%, 6/19/2059	70,000	63,436
		603,529
Total Corporate Bonds (Cost $43,260,297)		43,059,845
Asset-Backed Securities — 0.1%
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027(Cost $17,217)	16,832	17,194
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (f) (g) (Cost $227,602)	227,602	227,602
Total Investments — 99.0% (Cost $43,505,116)		43,304,641
Other Assets in Excess of Liabilities — 1.0%		439,211
NET ASSETS — 100.0%		43,743,852

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $168,730 or 0.39% of the Fund’s
net assets as of November 30, 2024.

(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$17,194	$—	$17,194
Corporate Bonds	—	43,059,845	—	43,059,845

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$227,602	$—	$—	$227,602
Total Investments in Securities	$227,602	$43,077,039	$—	$43,304,641
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	$56,033	$2,893,938	$2,722,369	$—	$—	$227,602	227,602	$8,781	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.